OPERATING LEASES - Maturities of lease liabilities (Details) - CNY (¥)	Dec. 31, 2025	Dec. 31, 2024
OPERATING LEASES
Within 1 year	¥ 3,365,974
After 1 year but within 2 years	4,030,116
Total undiscounted lease payment	7,396,090
Less: Imputed interest	(251,990)
Present value of lease liabilities	¥ 7,144,100	¥ 1,343,010